Summary of Significant Accounting Policies (Details)		3 Months Ended		9 Months Ended
	Jul. 28, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 11, 2025 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001		$ 1	$ 0.0001	$ 0.0001
Exchange ratio							0.345854
Offering costs capitalized							$ 2,800,000	$ 1,500,000
Offering costs		$ 0		$ 0			2,800,000	$ 0
Offering in additional paid-in capital		300,000		300,000
Other General and Administrative Expense		15,000,000		15,000,000
Business combination transaction costs		$ 2,400,000		2,400,000
Deferred offering costs				$ 300,000
Shares of common stock issued (in Shares) | shares		12,000		12,000
Fair value of warrants		$ (884,000)		$ (884,000)
Market data				$ 6,000,000
Excise and sales taxes, percentage		1.00%		1.00%
Total income tax payments, percentage				5.00%
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair value of warrants				$ 900,000
Milestone III [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Market data				6,000,000
Revenue-based milestones				$ 0
Current probability perentage				0.00%
Milestones I and II [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue-based milestones				$ 1,700,000
Milestone III and IV [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue-based milestones				$ 0
Previously Reported [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs							$ 800,000
Shares of common stock issued (in Shares) | shares		556,416		556,416			25,844
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 1,000,000		$ 1,000,000		$ 1
Sale of shares value	$ 100,000,000			$ 3,500,000
Shares of common stock issued (in Shares) | shares		12,000		12,000